Condensed Financial Information of The Parent Company - Schedule of Parent Company Statement of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (189,460)	$ (244,288)	$ (574,170)
INCOME FROM OPERATIONS	(189,460)	(244,288)	(574,170)
EQUITY INCOME OF SUBSIDIARIES	3,363,163	4,213,786	4,861,169
INCOME BEFORE INCOME TAXES	3,173,703	3,969,498	4,286,999
PROVISION FOR INCOME TAXES
Net income	3,173,703	3,969,498	4,286,999
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(499,136)	(372,229)	(795,275)
COMPREHENSIVE INCOME	$ 2,674,567	$ 3,597,269	$ 3,491,724